ACQUISITIONS - Narrative (Details) $ in Thousands				12 Months Ended
	Aug. 06, 2016 USD ($)	Apr. 10, 2015 USD ($) shareholder shares	Mar. 27, 2015 USD ($) shareholder shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 18,742	$ 18,742	$ 18,601
Goodwill expected to be deducted				141
Gross contractual balance of loans receivable				1,359,544	1,243,925	1,067,377
DCB
Business Acquisition [Line Items]
Percentage of shares acquired			100.00%
Total consideration			$ 29,681
Number of shareholders in transaction | shareholder			68
Shares issued (shares) | shares			923,133
Shares of acquired company exchanged (shares) | shares			1,378,345
Acquisition related costs						403
Assets acquired			$ 130,170
Premises and equipment			199
Cash			5,794
Core deposit intangible			968
Goodwill			8,670	8,670
Consideration paid				0	0	2,308
Fair value of performing loans			118,154
Gross contractual balance of loans receivable			$ 119,543
TLB
Business Acquisition [Line Items]
Percentage of shares acquired		100.00%
Total consideration		$ 14,215
Number of shareholders in transaction | shareholder		124
Shares issued (shares) | shares		280,160
Shares of acquired company exchanged (shares) | shares		594,779
Acquisition related costs						239
Assets acquired		$ 76,415
Premises and equipment		2,664
Cash		8,124
Core deposit intangible		534
Goodwill		3,815		3,815
Fair value of performing loans		43,568
Gross contractual balance of loans receivable		$ 44,036
Denton, Texas Branch Location
Business Acquisition [Line Items]
Acquisition related costs					41
Assets acquired	$ 4,659
Premises and equipment	2,075
Cash	2,399
Core deposit intangible	42
Goodwill	141			140
Loans acquired	2
Non-interest bearing deposits assumed	581
Interest bearing deposits assumed	4,047
Other liabilities assumed	30
Consideration paid	66			$ 0	(2,399)	$ 0
Fair value of performing loans	2
Gross contractual balance of loans receivable	$ 2				$ 2